Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Non–Current Assets
Intangibles and goodwill	$ 32,170,000	$ 37,048,000	[1]
Right-of-use assets	16,580,000	27,746,000	[1]
Property, plant and equipment	113,406,000	173,397,000	[1]
Investment in sublease	11,421,000	0
Other non-current assets	497,000	569,000	[1]
Total Non-Current Assets	174,074,000	238,760,000	[1]
Current Assets
Inventories	89,965,000	149,055,000	[1]
Tax receivable	20,987,000	15,022,000	[1]
Trade and other receivables	55,977,000	109,798,000	[1]
Cash and cash equivalents	100,010,000	132,145,000	[1]
Total Current Assets	266,939,000	406,020,000	[1]
TOTAL ASSETS	441,013,000	644,780,000	[1]
Non-Current Liabilities
Debt due after more than one year	(366,479,000)	(301,129,000)	[1]
Government and other grants	(15,769,000)	(20,992,000)	[1]
Instrument Financing Agreement	(49,158,000)
Lease liabilities	(22,303,000)	(25,514,000)	[1]
Stock warrants	(339,000)	(10,407,000)	[1]
Deferred tax liabilities	(542,000)	(779,000)	[1]
Total Non-Current Liabilities	(454,590,000)	(358,821,000)	[1]
Current Liabilities
Debt due within one year	(76,000)	(191,000)	[1]
Government and other grants	(16,296,000)	(17,949,000)	[1]
Trade and other payables	(66,277,000)	(99,641,000)	[1]
Lease liabilities due within one year	(9,149,000)	(5,582,000)	[1]
Total Current Liabilities	(91,798,000)	(123,363,000)	[1]
Equity
Share capital and share premium	(858,085,000)	(754,023,000)	[1]
Foreign currency translation reserve	(20,026,000)	(19,706,000)	[1]
Other reserves	(105,585,000)	(104,957,000)	[1]
Accumulated deficit	1,088,804,000	676,223,000	[1]
Total equity attributable to equity holders of the parent	105,108,000	(163,051,000)	[1]
Non-controlling interests	(267,000)	(455,000)	[1]
Total Equity	105,375,000	(162,596,000)	[1]
TOTAL EQUITY AND LIABILITIES	$ (441,013,000)	$ (644,780,000)	[1]

[1]	Government and other grants have been restated due to a presentational error - see Note 21.